Secured Term Loan Facilities and Revolving Credit Facilities - Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities (Detail) - USD ($)
$ in Thousands
		Dec. 31, 2021	Dec. 31, 2020
Current Liability
Current portion of secured term loan facilities		$ 151,586	$ 67,936
Less: current portion of deferred financing costs		(3,016)	(2,274)
Current portion of secured term loan facilities, net of deferred financing costs		148,570	65,662
Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion	[1],[2]	664,356	617,994
Less: non-current portion of deferred financing costs	[1]	(4,689)	(4,183)
Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs		$ 659,667	$ 613,811

[1]	Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity Please read Note 10—Variable Interest Entities to our consolidated financial statements.
[2]	Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity (Please read Note 10—Variable Interest Entities to our consolidated financial statements)